LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price		$ 0.35	$ 0.35
Exercise price		$ 0.769	$ 0.46
Expected life		6 months	2 years 6 months
Expected volatility	59.00%	54.00%	63.00%
Assumed dividend rate	0.00%	0.00%		0.00%
Risk-free interest rate - Minimum	0.13%	0.13%		2.00%
Risk-free interest rate - Maximum	2.97%	2.97%		4.50%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 0.06
Exercise price	$ 0.01
Expected life	2 years			2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 0.50
Exercise price	$ 0.325
Expected life	6 years 6 months			7 years 6 months